Investments - Schedule of Investments in Affiliated Companies (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	¥ 22,025	¥ 19,634
Canon Korea [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
Equity Method Investments	¥ 11,627	10,719
Other [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	¥ 10,398	¥ 8,915